-----------------------
MFS(R) HIGH INCOME FUND
-----------------------

JUNE 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)


A SERIES OF MFS SERIES TRUST III
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated June 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                 MHI-13 5/99 1M 18/218/318/818

STATEMENT OF ADDITIONAL INFORMATION

PART I

Part I of this SAI contains information that is particular to the Fund.

  TABLE OF CONTENTS
                                                                           Page
I    Definitions ..........................................................   3
II   Management of the Fund ...............................................   3
     The Fund .............................................................   3
     Trustees and Officers -- Identification and Background ...............   3
     Trustees Compensation ................................................   3
     Affiliated Service Provider Compensation .............................   3
III  Sales Charges and Distribution Plan Payments .........................   3
     Sales Charges ........................................................   3
     Distribution Plan  Payments ..........................................   3
IV   Portfolio Transactions and Brokerage Commissions .....................   3
V    Share Ownership ......................................................   3
VI   Performance Information ..............................................   3
VII  Investment Techniques, Practices, Risks and Restrictions .............   3
     Investment Techniques, Practices and Risks ...........................   3
     Investment Restrictions ..............................................   3
VIII Tax Considerations ...................................................   5
IX   Independent Auditors and Financial Statements ........................   5
     Appendix A -- Trustees and Officers -- Identification and Background . A-1
     Appendix B -- Trustee Compensation ................................... B-1
     Appendix C -- Affiliated Service Provider Compensation ............... C-1
     Appendix D -- Sales Charges and Distribution Plan Payments ........... D-1
     Appendix E -- Portfolio Transactions and Brokerage Commissions ....... E-1
     Appendix F -- Share Ownership ........................................ F-1
     Appendix G -- Performance Information ................................ G-1

I     DEFINITIONS
      "Fund" - MFS High Income Fund, a series of the Trust.

      "Trust" - MFS Series Trust III, a Massachusetts business trust, organized on December 15, 1977. The Trust was known as "Massachusetts Financial High Income Trust" until its name was changed on August 20, 1993.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated June 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).

V     SHARE OWNERSHIP
      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION
      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

      o Foreign Securities Exposure may not exceed 25% of the Fund's net assets

      o Emerging Markets Exposure may not exceed 5% of the Fund's net assets.

      o The Fund may invest up to 100% of net assets in Lower Rated Bonds.

      o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

        The Fund may not:

        (1) Borrow amounts in excess of 10% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate its assets taken at market value to an extent greater than 15% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options on fixed income securities, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets).

        (2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

        (3) Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, except that up to 40% of the Fund's total assets, taken at market value, may be invested in each of the electric utility and telephone industries.

        (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies) in the ordinary course of the business of the Fund. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities.

        (5) Make loans to other persons except through the lending of its portfolio securities in accordance with, and to the extent permitted by, its investment objective and policies and except through repurchase agreements. Not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days. For these purposes the purchase of commercial paper or of all or a portion of a private or public issue of debt securities shall not be considered the making of a loan.

        (6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund taken at market value to be invested in the securities of such issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and provided further that up to 25% of the total assets of the Fund may be invested in securities issued or guaranteed by any foreign government, its agencies or instrumentalities.

        (7) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

        (8)  Invest for the purpose of exercising control or management.

        (9) Purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund shall not purchase the securities of any registered investment companies if such purchase at the time thereof would cause more than 10% of the Fund's total assets, taken at market value, to be invested in the securities of such issuers; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company.

        (10) Invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation.

        (11) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a partner, officer, director or trustee of the investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

        (12) Purchase any securities or evidences of interest therein on margin except to make deposits on margin in connection with options on fixed income securities, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies, and, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and provided that this shall not prevent the purchase, ownership, holding or sale of contracts for the future acquisition or delivery of fixed income securities.

        (13) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

        (14) Purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, Futures Contracts and foreign currencies.

        In addition, the Fund has the following non-fundamental policies which may be changed without shareholder approval. The Fund will not (i) invest in securities (other than repurchase agreements) which are restricted as to disposition under the federal securities laws (unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security), if more than 15% of the Fund's assets would be invested in such securities and (ii) invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

        Except for investment restriction no. 1 and the Fund's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at January 31, 1999, the Statement of Operations for the year ended January 31, 1999, the Statement of Changes in Net Assets for the two years ended January 31, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    PETER G. HARWOOD (born 4/3/26)
    Private Investor
    Address: 211 Lindsay Pond Road, Concord, Massachusetts

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November
    1993)
    Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; International Technology Corporation, Director; Mohawk Paper Company, Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent Consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises, Trustee
    Address: 10 Post Office Square, Suite 300, Boston, Massachusetts

    OFFICERS
    JOAN S. BATCHELDER,* Vice President (born 4/12/44)
    Massachusetts Financial Services Company, Senior Vice President

    ROBERT J. MANNING,* Vice President (born 10/20/63)
    Massachusetts Financial Services Company, Senior Vice President

    BERNARD SCOZZAFAVA,* Vice President (born 1/28/61)
    Massachusetts Financial Services Company, Vice President

    JAMES T. SWANSON,* Vice President (born 6/12/49)
    Massachusetts Financial Services Company, Senior Vice President

    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    ----------------
    * "Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $3,250 per year plus $165 per meeting and $130 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    .............................................................................................................................

                                                             RETIREMENT BENEFIT                                   TOTAL TRUSTEE
                                         TRUSTEE FEES         ACCRUED AS PART         ESTIMATED CREDITED          FEES FROM FUND
    TRUSTEE                              FROM FUND(1)       OF FUND EXPENSES(1)       YEARS OF SERVICE(2)      AND FUND COMPLEX(3)
    -------------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey                       $4,783                 $1,668                      8                     $259,430
    Peter G. Harwood                         6,139                  1,326                      5                      150,511
    J. Atwood Ives                           5,999                  1,755                     17                      149,491
    Lawrence T. Perera                       5,219                  2,477                     26                      129,371
    William J. Poorvu                        5,644                  2,547                     25                      139,006
    Charles W. Schmidt                       5,149                  2,487                     20                      129,301
    Arnold D. Scott                           0                      0                        N/A                       0
    Jeffrey L. Shames                         0                      0                        N/A                       0
    David B. Stone                           6,684                  2,514                     11                      165,826
    Elaine R. Smith                          6,139                  1,895                     27                      150,511
    ----------------
    (1) For the fiscal year ended January 31, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS Fund complex
        (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ..........................................................................

                                 YEARS OF SERVICE
        AVERAGE
      TRUSTEE FEES           3             5             7         10 OR MORE
    --------------------------------------------------------------------------
         $4,305            $  646        $1,076       $1,507         $2,152
          4,914               737         1,229        1,720          2,457
          5,524               829         1,381        1,933          2,762
          6,133               920         1,533        2,147          3,067
          6,743             1,011         1,686        2,360          3,371
          7,352             1,103         1,838        2,573          3,676
    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

AFFILIATED SERVICE PROVIDER COMPENSATION
 ..........................................................................

The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                              PAID TO MFS        AMOUNT       PAID TO MFS FOR       PAID TO MFSC        AMOUNT         AGGREGATE
                             FOR ADVISORY        WAIVED       ADMINISTRATIVE        FOR TRANSFER        WAIVED       AMOUNT PAID TO
FISCAL YEAR ENDED                SERVICES        BY MFS          SERVICES          AGENCY SERVICES      BY MFSC       MFS AND MFSC
-----------------------------------------------------------------------------------------------------------------------------------
January 31, 1999                $5,666,195         N/A           $153,152            $1,433,291           N/A          $7,252,638
January 31, 1998                $4,780,801         N/A           $137,896*           $1,380,008           N/A          $6,298,705
January 31, 1997                $4,238,339         N/A              N/A              $  109,715           N/A          $4,348,054
--------------------
*From March 1, 1997, the commencement of the Master Administrative Service Agreement.

-----------------------
  PART I - APPENDIX D
-----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ..........................................................................

    The following sales charges were paid during the specified periods:

                                 CLASS A INITIAL SALES CHARGES:                 CDSC PAID TO MFD ON:

                                             RETAINED      REALLOWED      CLASS A      CLASS B      CLASS C
    FISCAL YEAR END            TOTAL          BY MFD       TO DEALERS      SHARES      SHARES        SHARES
    -----------------------------------------------------------------------------------------------------------------
    January 31, 1999         $3,145,628      $546,538      $2,599,090       $27,558   $735,066       $48,263
    January 31, 1998         $1,964,839      $293,651      $1,671,188       $25,627   $442,794       $24,613
    January 31, 1997         $1,124,575      $193,347      $  931,228       $24,467   $441,696       $ 3,591

    DEALER REALLOWANCES
    ..........................................................................
    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                    DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                             PERCENT OF OFFERING PRICE
    --------------------------------------------------------------------------
        Less than $100,000                                   4.00%
        $100,000 but less than $250,000                      3.20%
        $250,000 but less than $500,000                      2.25%
        $500,000 but less than $1,000,000                    1.70%
        $1,000,000 or more                                   None*
    ----------------
    * A CDSC will apply to such purchase.

    DISTRIBUTION PLAN PAYMENTS
    ..........................................................................
    During the fiscal year ended January 31, 1999, the Fund made the following Distribution Plan payments:

                                 AMOUNT OF DISTRIBUTION AND SERVICE FEES:
CLASS OF SHARES          PAID BY FUND        RETAINED BY MFD   PAID TO DEALERS
-------------------------------------------------------------------------------
Class A Shares            $2,274,686            $  679,713        $1,594,973
Class B Shares            $4,370,497            $3,316,502        $1,053,995
Class C Shares            $  748,223            $      642        $  747,581

Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of Fund shares.

-----------------------
  PART I - APPENDIX E
-----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ..........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                        BROKERAGE COMMISSIONS
    FISCAL YEAR END                          PAID BY FUND
    --------------------------------------------------------------------------
    January 31, 1999                           $ 17,086
    January 31, 1998                           $ 12,641
    January 31, 1997                           $  - 0 -

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ..........................................................................

    During the fiscal year ended January 31, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of January 31, 1999:

                                                           VALUE OF SECURITIES
    BROKER-DEALER                                         AS OF JANUARY 31, 1999
    ----------------------------------------------------------------------------
    Merrill Lynch Mortgage Investors, Inc.                     $ 4,265,859
    General Electric Capital Corp.                             $14,270,000

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of February 28, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares, not including 1,675,976 Class I shares of the Fund (which represent approximately 94% of the outstanding Class I shares of the Fund) owned of record by certain employee benefit plans of MFS of which Messrs. Scott and Shames are Trustees.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of February 28, 1999, and are therefore presumed to control the Fund:

                                                       JURISDICTION OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR                              (IF A COMPANY)                      PERCENTAGE OWNERSHIP
    ------------------------------------------------------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of February 28, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                     PERCENTAGE
    ...........................................................................
    MLPF&S for the Sole Benefit of its Customers       12.14% of Class B shares
    Attn: Fund Administration 97GT4
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ...........................................................................
    MLPF&S for the Sole Benefit of its Customers       22.60% of Class C shares
    Attn: Fund Administration 97N52
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ...........................................................................
    TRS MFS DEF Contribution Plan                      40.08% of Class I shares
    c/o Mark Leary
    Mass Financial Services
    500 Boylston Street - 19th Floor
    Boston, MA 02116-3740
    ...........................................................................
    TRS of the MFS Pension Plan                        53.86% of Class I shares
    c/o Mark Leary
    Massachusetts Financial Services
    500 Boylston Street
    Boston, MA 02116-3740
    ...........................................................................

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    .....................................................

    All performance quotations are as of January 31, 1999.

                                                       AVERAGE ANNUAL                  ACTUAL 30-
                                                       TOTAL RETURNS                   DAY YIELD     30-DAY YIELD     CURRENT
                                             --------------------------------------    (INCLUDING    (WITHOUT ANY     DISTRIBUTION
                                             1 YEAR        5 YEAR        TEN YEAR      WAIVERS)      WAIVERS)         RATE+
                                             --------------------------------------------------------------------------------------
    Class A Shares, with initial sales
    charge (4.75%)                           (3.74)%       6.87%         9.08%         8.13%         8.13%            8.78%

    Class A Shares, at net asset value        1.06%        7.92%         9.61%         N/A           N/A              N/A

    Class B Shares, with CDSC (declining
    over 6 years from 4% to 0%)              (3.35)%       6.80%         9.15%         N/A           N/A              N/A

    Class B Shares, at net asset value        0.35%        7.09%         9.15%         7.83%         7.83%            8.50%

    Class C Shares, with CDSC (1% for
    first year)                              (0.58)%       7.16%         9.21%         N/A           N/A              N/A

    Class C Shares, at net asset value        0.35%        7.16%         9.21%         7.82%         7.82%            8.49%

    Class I Shares, at net asset value        1.55%        8.06%         9.68%         8.85%         8.85%            9.52%
    ----------------------
    + Annualized, based upon the last distribution.

    The Fund commenced investment operations on February 17, 1978 with the offering of class A shares and subsequently offered class B shares on September 27, 1993, class C shares on January 3, 1994, and class I shares on January 2, 1997. Class B and class C share performance include the performance of the Fund's class A shares for periods prior to the offering of class B and class C shares. This blended class B and class C share performance has been adjusted to take into account the CDSC applicable to class B and class C shares, rather than the initial sales charge (load) applicable to class A shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class B and C shares are higher than those of class A shares, this blended class B and C share performance is higher than the performance of class B and C shares would have been had class B and C shares been offered for the entire period. If you would like the Fund's current yield, contact the MFS Service Center at the toll free number set forth on the back cover page of Part II of this SAI.

    Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares. Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

---------------------------------
MFS(R) MUNICIPAL HIGH INCOME FUND
---------------------------------

JUNE 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)

A SERIES OF MFS SERIES TRUST III
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated June 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         MMH-13 5/99 1M 25/225

STATEMENT OF ADDITIONAL INFORMATION

PART I

Part I of this SAI contains information that is particular to the Fund.

  TABLE OF CONTENTS
                                                                          Page
I    Definitions ..........................................................   3
II   Management of the Fund ...............................................   3
     The Fund .............................................................   3
     Trustees and Officers -- Identification and Background ...............   3
     Trustees Compensation ................................................   3
     Affiliated Service Provider Compensation .............................   3
III  Sales Charges and Distribution Plan Payments .........................   3
     Sales Charges ........................................................   3
     Distribution Plan  Payments ..........................................   3
IV   Portfolio Transactions and Brokerage Commissions .....................   3
V    Share Ownership ......................................................   3
VI   Performance Information ..............................................   3
VII  Investment Techniques, Practices, Risks and Restrictions .............   3
     Investment Techniques, Practices and Risks ...........................   3
     Investment Restrictions ..............................................   3
VIII Tax Considerations ...................................................   5
IX   Independent Auditors and Financial Statements ........................   5
     Appendix A -- Trustees and Officers --  Identification and Background  A-1
     Appendix B -- Trustee Compensation ................................... B-1
     Appendix C -- Affiliated Service Provider Compensation ............... C-1
     Appendix D -- Sales Charges and Distribution Plan Payments ........... D-1
     Appendix E -- Portfolio Transactions and Brokerage Commissions ....... E-1
     Appendix F -- Share Ownership ........................................ F-1
     Appendix G -- Performance Information ................................ G-1

I     DEFINITIONS
      "Fund" - MFS Municipal High Income Fund, a series of the Trust.

      "Trust" - MFS Series Trust III, a Massachusetts business trust, organized on December 15, 1977. The Trust was known as "Massachusetts Financial High Income Trust" until its name was changed on August 20, 1993.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated June 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

        Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser.)

V     SHARE OWNERSHIP
      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION
      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

        o Lower Rated Bonds may be up to 100% of the Fund's net assets.

        o Revenue Bonds may be up to 100% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

      The Fund may not:

      (1) borrow money or pledge, mortgage or hypothecate in excess of 1/3 of its assets, except as a temporary measure for extraordinary or emergency purposes (the Fund intends to borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities) (for the purpose of this restriction, collateral arrangements with respect to options on fixed income securities, Futures Contracts and Options on Futures Contracts and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

      (2) purchase any security or evidence of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits on margin in connection with options on fixed income securities, Futures Contracts and Options on Futures Contracts;

      (3) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities and Futures Contracts;

      (4) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

      (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except Futures Contracts and Options on Futures Contracts) in the ordinary course of the business of the Fund (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities);

      (6) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund;

      (7) issue any senior security (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder; and

      (8) make loans to other persons except through the use of repurchase agreements, the purchase of commercial paper or the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and restrictions, and provided that not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days.

        As a matter of non-fundamental policy, the Fund may not knowingly invest in securities (other than repurchase agreements), which are subject to legal or contractual restrictions on resale unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security, if more than 15% of the Fund's net assets (taken at market value) would be so invested.

        Except for Investment Restriction (1) and the Fund's nonfundamental investment policy regarding illiquid securities, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

        For purposes of the investment restrictions described above and the state and federal restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

      STATE AND FEDERAL RESTRICTIONS: In order to comply with certain state and federal statutes, the Fund will not, as a matter of operating policy, (i) invest more than 5% of its total assets at the time of investment in unsecured obligations of issuers which, including predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, (ii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, partner, officer or Director of the Adviser if, after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, (all taken at market value), (iii) sell any security which it does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (iv) invest for the purpose of exercising control or management, or (v) purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation, provided, however, that the Fund shall not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund, and provided further, that the Fund shall not purchase securities issued by any open-end investment company. These policies are not fundamental and may be changed by the Fund without shareholder approval in response to changes in the various state and federal requirements.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      Ernst & Young LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at January 31, 1999, the Statement of Operations for the year ended January 31, 1999, the Statement of Changes in Net Assets for the years ended January 31, 1998 and January 31, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Ernst & Young LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    PETER G. HARWOOD (born 4/3/26)
    Private Investor
    Address: 211 Lindsay Pond Road, Concord, Massachusetts

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November
    1993)
    Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; International Technology OHM Corporation, Director; Mohawk Paper Company, Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (Investment Adviser),
    Chairman and Director; Eastern Enterprises, Trustee
    Address: 10 Post Office Square, Suite 300, Boston,
    Massachusetts

    OFFICERS
    JOAN S. BATCHELDER,* Vice President (born 4/12/44)
    Massachusetts Financial Services Company, Senior Vice
    President

    ROBERT J. MANNING,* Vice President (born 10/20/63)
    Massachusetts Financial Services Company, Senior Vice
    President

    BERNARD SCOZZAFAVA,* Vice President (born 1/28/61)
    Massachusetts Financial Services Company, Vice President

    JAMES T. SWANSON,* Vice President (born 6/12/49)
    Massachusetts Financial Services Company, Senior Vice
    President

    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice
    President

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice
    President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    ----------------
    * "Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $3,250 per year plus $165 per meeting and $130 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    ...............................................................................................................................
                                                             RETIREMENT BENEFIT                                   TOTAL TRUSTEE
                                         TRUSTEE FEES         ACCRUED AS PART         ESTIMATED CREDITED          FEES FROM FUND
    TRUSTEE                              FROM FUND(1)       OF FUND EXPENSES(1)       YEARS OF SERVICE(2)      AND FUND COMPLEX(3)
    -------------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey                       $5,219                 $1,941                      8                     $259,430
    Peter G. Harwood                         6,139                  1,539                      5                      150,511
    J. Atwood Ives                           5,999                  2,028                     17                      149,491
    Lawrence T. Perera                       5,219                  2,897                     24                      129,371
    William J. Poorvu                        5,644                  2,967                     24                      139,006
    Charles W. Schmidt                       5,149                  2,912                     17                      129,301
    Arnold D. Scott                              0                      0                     N/A                           0
    Jeffrey L. Shames                            0                      0                     N/A                           0
    David B. Stone                           6,684                  2,910                     11                      165,826
    Elaine R. Smith                          6,139                  2,207                     27                      150,511

    ----------------
    (1) For the fiscal year ending January 31, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS fund complex
        (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as
        Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ..........................................................................................................................
                                                                   YEARS OF SERVICE
        AVERAGE
      TRUSTEE FEES                       3                         5                         7                     10 OR MORE
    --------------------------------------------------------------------------------------------------------------------------
         $4,634                        $  695                    $1,159                   $1,622                     $2,317
          5,178                           777                     1,294                    1,812                      2,589
          5,722                           858                     1,430                    2,003                      2,861
          6,265                           940                     1,566                    2,193                      3,133
          6,809                         1,021                     1,702                    2,383                      3,404
          7,353                         1,103                     1,838                    2,573                      3,676

    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ..........................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:
                                               PAID TO MFS       AMOUNT      PAID TO MFS FOR       PAID TO MFSC         AGGREGATE
                                               FOR ADVISORY      WAIVED       ADMINISTRATIVE       FOR TRANSFER      AMOUNT PAID TO
    FISCAL YEAR ENDED        FUND                SERVICES        BY MFS          SERVICES        AGENCY SERVICES      MFS AND MFSC
    -------------------------------------------------------------------------------------------------------------------------------
    January 31, 1999         $8,620,229         $201,831        $170,901         $1,629,155           N/A              $10,420,285
    January 31, 1998         $7,934,130            N/A          $155,713*        $1,580,544           N/A              $ 9,670,387
    January 31, 1997         $7,154,011            N/A             N/A           $1,499,918           N/A              $ 8,653,929

    --------------------
    * From March 1, 1997, the commencement of the Master Administrative Service Agreement.

-----------------------
  PART I - APPENDIX D
-----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ..........................................................................

    The following sales charges were paid during the specified periods:

                              CLASS A INITIAL SALES CHARGES:                  CDSC PAID TO MFD ON:
                                          RETAINED       REALLOWED      CLASS A      CLASS B      CLASS C*
    FISCAL YEAR END       TOTAL            BY MFD        TO DEALERS      SHARES      SHARES        SHARES
    -------------------------------------------------------------------------------------------------------
    January 31, 1999    $4,840,402      $  871,931      $3,968,471       $45,596   $767,533           $92
    January 31, 1998    $6,296,882      $1,044,362      $5,252,520       $42,903   $397,579           N/A
    January 31, 1997    $3,806,205      $  667,359      $3,138,846       $23,523   $190,546           N/A

    ----------------
    * From September 25, 1998, the commencement of Class C Shares.

    DEALER REALLOWANCES
    ..........................................................................

    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                            DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                                     PERCENT OF OFFERING PRICE
    --------------------------------------------------------------------------------------------------
        Less than $100,000                                                           4.00%
        $100,000 but less than $250,000                                              3.20%
        $250,000 but less than $500,000                                              2.25%
        $500,000 but less than $1,000,000                                            1.70%
        $1,000,000 or more                                                           None*
    ----------------
    * A CDSC will apply to such purchases.

    DISTRIBUTION PLAN PAYMENTS
    ..........................................................................

    During the fiscal year ended January 31, 1999, the Fund made the following Distribution Plan payments:

                                                           AMOUNT OF DISTRIBUTION AND SERVICE FEES:
    CLASS OF SHARES                                PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    --------------------------------------------------------------------------------------------------------
    Class B Shares                                  $2,756,789            $2,362,551             $394,238
    Class C Shares                                  $    4,219            $  -0-                 $  4,219

    Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of fund shares.

----------------------
  PART I - APPENDIX E
----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ...........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                              BROKERAGE COMMISSIONS
    FISCAL YEAR END                                PAID BY FUND
    ---------------------------------------------------------------------------
    January 31, 1999                                 $      0
    January 31, 1998                                 $      0
    January 31, 1997                                 $      0

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS

    ..........................................................................

    During the fiscal year ended January 31, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of January 31, 1999:

                                               VALUE OF SECURITIES
    BROKER-DEALER                            AS OF JANUARY 31, 1999
    ---------------------------------------------------------------------------
    None                                          Not Applicable

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of February 28, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of February 28, 1999, and are therefore presumed to control the Fund:

                                      JURISDICTION
                                     OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR      (IF A COMPANY)        PERCENTAGE OWNERSHIP
    ----------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of February 28, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                    PERCENTAGE
    ............................................................................

    MLPF&S for the Sole Benefit of its Customers        12.48% of Class A shares
    Attn: Fund Administration 97GT4
    4800 Deer Lake Drive E. - 3rd Floor
    Jacksonville, FL 32246-6484

    ............................................................................

    MLPF&S for the Sole Benefit of its Customers        26.84% of Class B shares
    Attn: Fund Administration 97GT4
    4800 Deer Lake Drive E. - 3rd Floor
    Jacksonville, FL 32246-6484

    ............................................................................

    MLPF&S for the Sole Benefit of its Customers        20.87% of Class C shares
    Attn: Fund Administration 97N52
    4800 Deer Lake Drive E. - 3rd Floor
    Jacksonville, FL 32246-6484

    ............................................................................

    Prudential Securities Inc. FBO                      12.11% of Class C shares
    Mr. Richard Simon TTEE
    Richard Simon Rev Trust
    UA DTD 01/17/96
    FBO Richard Simon
    Aventura, FL 33180

    ............................................................................

    Norwest Investment Services, Inc.                    5.22% of Class C shares
    FBO 012656691
    Northstar Building East, - 9th Floor
    608 Second Avenue, South
    Minneapolis, MN 55402-1916

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    ..........................................................................

    All performance quotations are as of January 31, 1999.

                                                                                                       TAX EQUIVALENT
                                                                                                        30-DAY YIELD
                                                                                                        (WITHOUT ANY
                                                  AVERAGE ANNUAL            ACTUAL 30-                   WAIVERS) -
                                                   TOTAL RETURNS            DAY YIELD  30-DAY YIELD     TAX BRACKETS      CURRENT
                                          -------------------------------  (INCLUDING (WITHOUT ANY  ------------------  DISTRIBUTION
                                           1 YEAR    5 YEARS    10 YEARS    WAIVERS)    WAIVERS)      28%        31%       RATE+
                                          ----------------------------------------------------------------------------------------
    Class A Shares, with initial sales
    charge (4.75%)                         0.53%      5.26%      6.75%       5.69%       5.64%       7.83%      8.17%     5.57%

    Class A Shares, at net asset value     5.54%      6.29%      7.27%        N/A         N/A         N/A        N/A       N/A

    Class B Shares, with CDSC (declining
    over 6 years from 4% to 0%)            0.64%      4.97%      6.73%        N/A         N/A         N/A        N/A       N/A

    Class B Shares, at net asset value     4.62%      5.29%      6.73%       5.08%       5.02%       6.97%      7.28%     4.93%

    Class C Shares, with CDSC (1% for
    first year)                             N/A        N/A        N/A         N/A         N/A         N/A        N/A       N/A

    Class C Shares, at net asset value     5.05%      6.19%      7.22%       4.80%       4.74%       6.58%      6.87%     4.81%

    ----------------------
    +Annualized, based upon the last distribution.

    The Fund initially offered class A shares on February 24, 1984, class B shares on September 7, 1993 and class C shares on September 25, 1998.

    Class B share performance includes the performance of the Fund's class A shares for periods prior to the offering of class B shares. Class B share performance generally would have been lower than class A share performance had class B shares been offered for the entire period, because the operating expenses (e.g., distribution and service fees) attributable to class B shares are higher than those of class A shares. Class B share performance has been adjusted to take into account the CDSC applicable to class B shares, rather than the initial sales charge applicable to class A shares.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

------------------------------------
MFS(R) HIGH YIELD OPPORTUNITIES FUND
------------------------------------

JUNE 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated June 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                 MHO-13 5/99 1M 70/270/370/870

STATEMENT OF ADDITIONAL INFORMATION
PART I
Part I of this SAI contains information that is particular to the Fund.

-----------------
TABLE OF CONTENTS
-----------------
                                                                          Page
I       Definitions ...................................................      3
II      Management of the Fund ........................................      3
        The Fund ......................................................      3
        Trustees and Officers -- Identification and Background ........      3
        Trustees Compensation .........................................      3
        Affiliated Service Provider Compensation ......................      3
III     Sales Charges and Distribution Plan Payments ..................      3
        Sales Charges .................................................      3
        Distribution Plan  Payments ...................................      3
IV      Portfolio Transactions and Brokerage Commissions ..............      3
V       Share Ownership ...............................................      3
VI      Performance Information .......................................      3
VII     Investment Techniques, Practices, Risks and Restrictions ......      3
        Investment Techniques, Practices and Risks ....................      3
        Investment Restrictions .......................................      4
VIII    Tax Considerations ............................................      4
IX      Independent Auditors and Financial Statements .................      5
        Appendix A -- Trustees and Officers -- Identification and
          Background ..................................................    A-1
        Appendix B -- Trustee Compensation ............................    B-1
        Appendix C -- Affiliated Service Provider Compensation ........    C-1
        Appendix D -- Sales Charges and Distribution Plan Payments ....    D-1
        Appendix E -- Portfolio Transactions and Brokerage Commissions     E-1
        Appendix F -- Share Ownership .................................    F-1
        Appendix G -- Performance Information .........................    G-1

I     DEFINITIONS

      "Fund" - MFS High Yield Opportunities Fund, a series of the Trust.

      "Trust" - MFS Series Trust III, a Massachusetts business trust, organized on December 15, 1977. The Trust was known as "Massachusetts Financial High Income Trust until its name was changed on August 20, 1993.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated June 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

        Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser.)

V     SHARE OWNERSHIP
      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION
      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

        o Foreign Securities Exposure (including Emerging Markets) may not exceed 25% of the Fund's net assets

        o The Fund may invest up to 100% of net assets in Lower Rated Bonds.

        o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

      The Fund may not:

       (1) borrow amounts from banks in excess of 33 1/3% of its total assets, including amounts borrowed;

       (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

       (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding options, Options on Futures Contracts, options of Stock Indices, options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including options, Options on Futures Contracts, options on stock indices, Options on foreign currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

       (4) issue any senior securities except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, options, options on stock indices and options on foreign currencies), Forward Contracts, Futures Contracts, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security;

       (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan; or

       (6) purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

        Except with respect to Investment Restriction (1) and non-fundamental investment policy (1), these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

        In addition, the Fund has the following nonfundamental policies which may be changed without shareholder approval. The Fund will not:

       (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegatee), will not be subject to this 15% limitation;

       (2) invest for the purpose of exercising control or management;

       (3) pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option (incuding Options on Futures Contracts, options, options on stock indices and options on foreign currencies), any short sale, any type of futures contract (including Futures Contracts), Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets; or

       (4) invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at January 31, 1999, the Statement of Operations for the period ended January 31, 1999, the Statement of Changes in Net Assets for the period ended January 31, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES

    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    PETER G. HARWOOD (born 4/3/26)
    Private Investor
    Address: 211 Lindsay Pond Road, Concord, Massachusetts

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company),
    Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc.
    (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
    Address: Harvard Business School, Soldiers Field Road,
    Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor;  International Technology Corporation,
    Director; Mohawk Paper Company, Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President and Secretary

    ELAINE R. SMITH (born 4/25/46)
    Independent Consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises, Trustee
    Address: 10 Post Office Square, Suite 300,
    Boston, Massachusetts

    OFFICERS

    JOAN S. BATCHELDER,* Vice President (born 4/12/44)
    Massachusetts Financial Services Company, Senior Vice President

    ROBERT J. MANNING,* Vice President (born 10/20/63)
    Massachusetts Financial Services Company, Senior Vice President

    BERNARD SCOZZAFAVA,* Vice President (born 1/28/61)
    Massachusetts Financial Services Company, Vice President

    JAMES T. SWANSON,* Vice President (born 6/12/49)
    Massachusetts Financial Services Company, Senior Vice President

    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior
    Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    ----------------
    *"Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $250 per year plus $25 per meeting and $20 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    ...............................................................................................................................
                                                             RETIREMENT BENEFIT                                   TOTAL TRUSTEE
                                         TRUSTEE FEES         ACCRUED AS PART         ESTIMATED CREDITED          FEES FROM FUND
    TRUSTEE                              FROM FUND(1)       OF FUND EXPENSES(1)       YEARS OF SERVICE(2)      AND FUND COMPLEX(3)
    -------------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey                        $270                   $13                        2                     $259,430
    Peter G. Harwood                          290                    14                        1                      150,511
    J. Atwood Ives                            350                    17                       11                      149,491
    Lawrence T. Perera                        270                    13                       10                      129,371
    William J. Poorvu                         290                    14                       10                      139,006
    Charles W. Schmidt                        290                    14                        3                      129,301
    Arnold D. Scott                             0                     0                       N/A                           0
    Jeffrey L. Shames                           0                     0                       N/A                           0
    David B. Stone                            390                    19                        3                      165,826
    Elaine R. Smith                           290                    14                       21                      150,511

    ----------------
    (1) For the fiscal year ended January 31, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS fund complex
        (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as
        Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ...............................................................................................................................

                                                                    YEARS OF SERVICE
         AVERAGE
       TRUSTEE FEES                           3                      5                      7                    10 OR MORE
    ------------------------------------------------------------------------------------------------------------------------
           $243                              $36                   $ 61                   $ 85                      $122
            280                               42                     70                     98                       140
            317                               48                     79                    111                       159
            355                               53                     89                    124                       177
            392                               59                     98                    137                       196
            429                               64                    107                    150                       215
    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ...............................................................................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:
                                               PAID TO MFS       AMOUNT      PAID TO MFS FOR       PAID TO MFSC         AGGREGATE
                                               FOR ADVISORY      WAIVED       ADMINISTRATIVE       FOR TRANSFER      AMOUNT PAID TO
    FISCAL YEAR ENDED        FUND                SERVICES        BY MFS          SERVICES        AGENCY SERVICES      MFS AND MFSC
    -------------------------------------------------------------------------------------------------------------------------------
    January 31, 1999*        $16,977            $  0            $  0             $2,936              $2,936            $16,977

    --------------------
     * From July 1, 1998, the commencement of the Fund's investment operations.

-----------------------
  PART I - APPENDIX D
-----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ...............................................................................................................................

    The following sales charges were paid during the specified periods:
                                          CLASS A INITIAL SALES CHARGES:                   CDSC PAID TO MFD ON:

                                                    RETAINED        REALLOWED         CLASS A    CLASS B        CLASS C
        PERIOD ENDED                 TOTAL           BY MFD        TO DEALERS         SHARES     SHARES         SHARES
    ---------------------------------------------------------------------------------------------------------------------
    January 31, 1999*                  $28,714         $4,701          $24,013           $0       $212             $0

    ----------------
    *From July 1, 1998, the commencement date of the Fund's investment operations.

    DEALER REALLOWANCES
    ...............................................................................................................................

    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares" offering price is:

                                                                                       DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                                                PERCENT OF OFFERING PRICE
    --------------------------------------------------------------------------------------------------------------------------------
        Less than $100,000                                                                       4.00%
        $100,000 but less than $250,000                                                          3.20%
        $250,000 but less than $500,000                                                          2.25%
        $500,000 but less than $1,000,000                                                        1.70%
        $1,000,000 or more                                                                       None*

    ----------------
    * A CDSC will apply to such purchase.

    DISTRIBUTION PLAN PAYMENTS
    ...............................................................................................................................

    During the period ended January 31, 1999, the Fund made the following Distribution Plan payments:

                                                             AMOUNT OF DISTRIBUTION AND SERVICE FEES:

    CLASS OF SHARES                                  PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    -------------------------------------------------------------------------------------------------------------------------------
    Class A Shares                                     $ 3,889                $1,603                $2,286
    Class B Shares                                     $12,566                $9,627                $2,939
    Class C Shares                                     $ 2,441                $2,441                $    0

Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of fund shares.

-----------------------
  PART I - APPENDIX E
-----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ...........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                              BROKERAGE COMMISSIONS
    PERIOD END                                     PAID BY FUND
    ----------------------------------------------------------------------------
    January 31, 1999*                                $      0

    ----------------
    * From July 1, 1998, the commencement date of the Fund's investment operations.

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ...........................................................................

    During the period ended January 31, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of January 31, 1999:

                                                VALUE OF SECURITIES
    BROKER-DEALER                              AS OF JANUARY 31, 1999
    ---------------------------------------------------------------------------
    None                                           Not applicable

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of February 28, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of February 28, 1999, and are therefore presumed to control the Fund:

                                      JURISDICTION
                                     OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR      (IF A COMPANY)        PERCENTAGE OWNERSHIP
    ----------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of February 28, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                    PERCENTAGE
    ............................................................................

    Raymond James & Associates, Inc. for
      Elite Account #85581990                           10.68% of Class A shares
    FAO Susan Lee Loder Vehon
    4 Rue Christophe Colomb
    75008 Paris
    France
    ............................................................................

    Frederick A. Dolan II                                8.01% of Class A shares
    P.O. Box 1406
    Bloomington, IL 61702-1406
    ............................................................................

    Geoffrey L. Kurinsky                                11.45% of Class A shares
    1 Bridle Trail Rd.
    Needham, MA 02492-1478
    ............................................................................

    Sharon Kay Woodman TTEE                             11.44% of Class A shares
    Sharon Kay Woodman Trust
    U/A Dated 4/19/95
    12252 N 119th St.
    Scottsdale, AZ 85259-3232
    ............................................................................

    Painewebber for the benefit of                       6.15% of Class B shares
    Donald A. Gill & Deborah B. Gill
    TTEES FBO Donald A. Gill Trust
    U/A/D 8-23-95
    9992 Mackey Circle
    Overland Park, KS 66212-3458
    ............................................................................

    Donaldson Lufkin Jenrette Securities
      Corporation Inc.                                   7.66% of Class B shares
    P.O. Box 2052
    Jersey City, NJ 07303-2052
    ............................................................................

    Dean Witter Reynolds custodian for Beatrice Russell 5.91% of Class B shares IRA Rollover
    Dated 10/17/89
    4 Maple Hill Rd.
    Lebanon, NH 03766-2722
    ............................................................................

    MLPF&S for the sole benefit of its customers        20.66% of Class B shares
    Attn. Fund Administration 98426
    4800 Deer Lake Drive E. -- 3rd FL
    Jacksonville, FL 32246-6484
    ............................................................................

    Registration                                         5.35% of Class C shares
    NFSC FEBO #041-081400
    George A. Nikoras
    304 Columbus Ave.
    Lee High Acres, FL 33972-5548
    ............................................................................

    Loffland Limited                                    35.54% of Class C shares
    Partnership SPECACNT
    6300 Ridglea PL STE 717
    Fort Worth, TX 76116-5733
    ............................................................................

    Thomas H. Irlbeck and/or Kathleen D. Irlbeck         6.18% of Class C shares
    Trustees Thomas & Kathleen Irlbeck Living Trust
    Dated 10-19-98
    1619 County Road I
    Somerset, WI 54025-7109
    ............................................................................

    MLPF&S for the sole benefit of its customers        18.96% of Class C shares
    Attn Fund Administration 98426
    4800 Deer Lake Dr. E. -- 3rd Floor
    Jacksonville, FL 32246-6484
    ............................................................................

    BankBoston NA Trustee                               31.83% of Class I shares
    Audit Account IRA
    Corporate Actions 10th floor
    Attn: Tom Jordan
    500 Boylston St.
    Boston, MA 02116-3740
    ............................................................................

    Massachusetts Financial Services Co.                 6.21% of Class I shares
    c/o Robert Blake 15th Floor
    500 Boylston Street
    Boston, MA 02116-3740
    ............................................................................

    MFS Service Center Inc.                             30.13% of Class I shares
    Audit Account Cash
    Corporate Actions -- 10th Floor
    Attn: Tom Jordan
    500 Boylston Street
    Boston, MA 02116-3740
    ............................................................................

    MFS Service Center Inc.                             31.83% of Class I shares
    Audit Account Reinvest
    Corporate Actions -- 10th Floor
    Attn: Tom Jordan
    500 Boylston Street
    Boston, MA 02116-3740
    ............................................................................

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    ............................................................................

    All performance quotations are as of January 31, 1999.

                                                                AVERAGE ANNUAL     ACTUAL 30-
                                                                TOTAL RETURNS      DAY YIELD       30-DAY YIELD       CURRENT
                                                               ----------------    (INCLUDING      (WITHOUT ANY       DISTRIBUTION
                                                                LIFE OF FUND*      WAIVERS)        WAIVERS)           RATE+
                                                               --------------------------------------------------------------------
    Class A Shares, with initial sales
    charge (4.75%)                                             (13.75)%             9.55            9.17              10.05%

    Class A Shares, at net asset value                         ( 9.45)%            N/A             N/A                N/A

    Class B Shares, with CDSC (declining over 6 years
    from 4% to 0%)                                             (13.11)%            N/A             N/A                N/A

    Class B Shares, at net asset value                         ( 9.69)%             9.28            8.89               9.84%

    Class C Shares, with CDSC (1% for first year)              (10.74)%            N/A             N/A                N/A

    Class C Shares, at net asset value                         ( 9.89)%             9.26            8.86               9.9%

    Class I Shares, at net asset value                         ( 8.96)%            10.47           10.47              10.87%

    ----------------------
    * From the class inception date on July 1, 1998.
    + Annualized, based upon the last distribution.

    The Fund initially offered class A shares, class B shares, class C shares and class I shares on July 1, 1998.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.